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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED AUGUST 21, 2006
                                      TO
               PROSPECTUSES DATED MAY 1, 2006 (AS SUPPLEMENTED)

This supplement describes changes to the prospectuses dated May 1, 2006, as supplemented, for Vintage L/SM/ and Vintage XC/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

As indicated below, the Lord Abbett Growth Opportunities Portfolio is changing its name due to the replacement of its subadviser:

   OLD PORTFOLIO NAME    NEW PORTFOLIO NAME      NEW SUBADVISER       EFFECTIVE DATE
------------------------ ------------------ ------------------------- ---------------
Lord Abbett Growth       Van Kampen Mid-Cap Morgan Stanley Investment October 1, 2006
 Opportunities Portfolio  Growth Portfolio   Management, Inc. (dba
                                             Van Kampen)

Please note that our forms and communications with you may continue temporarily to refer to the former name and/or subadviser of the portfolio until we are able to revise such documents.

You should consult the supplement for the Met Investors Series Trust prospectus for additional information on these changes.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (800) 842-9325
Irvine, CA 92614

VINTAGE L and VINTAGE XC are service marks of Citigroup Inc. or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.

                                                                   SUPP-VINMIST